Chapter 11 proceedings - Condensed Combined Statement of Operations (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating revenues
Contract revenues		$ 252.8	$ 510.1	$ 730.4
Reimbursables		4.7	13.9	17.3
Total operating revenues		257.5	534.7	747.7
(Loss)/Gain on disposal		(4.6)	2.4	(82.0)
Operating expenses
Vessel and rig operating expenses	[1]	123.3	181.9	270.8
Reimbursable expenses		4.5	13.1	15.4
Depreciation and amortization		215.7	221.3	221.9
Total operating expenses		385.9	446.3	568.2
Net operating (loss)/income		(133.0)	90.8	97.5
Interest expense	[1]	(81.5)	(106.0)	(97.7)
Foreign exchange (loss)/ gain		(19.5)	3.4	28.3
Gain/(loss) on derivative financial instruments		13.0	(9.9)	(35.6)
Reorganization items, net		(57.7)	0.0	0.0
Other financial items	[1]	(14.0)	(8.5)	(5.2)
Total financial items		(159.7)	(121.0)	(110.2)
Loss before income taxes		(292.7)	(30.2)	(12.7)
Income taxes		6.3	(22.2)	(44.1)
Net loss		(286.4)	(52.4)	(56.8)
Net income attributable to non-controlling interest		11.3	14.4	16.2
Net loss attributable to the shareholders of the Company		(297.7)	$ (66.8)	$ (73.0)
Consolidated Entities Under Chapter 11 Bankruptcy
Operating revenues
Contract revenues		70.9
Reimbursables		1.2
Intercompany revenues		0.0
Total operating revenues		72.1
(Loss)/Gain on disposal		(91.4)
Operating expenses
Intercompany expenses		(4.5)
Vessel and rig operating expenses		(38.3)
Reimbursable expenses		(1.2)
Depreciation and amortization		(65.9)
Related party expenses		0.1
Total operating expenses		(109.8)
Net operating (loss)/income		(129.1)
Interest expense		2.5
Foreign exchange (loss)/ gain		(3.1)
Reorganization items, net		(57.7)
Other financial items		(7.9)
Total financial items		(66.2)
Loss before income taxes		(195.3)
Income taxes		(22.0)
Net loss		(217.3)
Net income attributable to non-controlling interest		0.0
Net loss attributable to the shareholders of the Company		$ (217.3)

[1]	Includes transactions with related parties. Refer to Note 21 "Related party transactions".